Fair value measurement - Narrative (Details) € in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023 EUR (€) reporting_unit	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of goodwill	€ 181,927	€ 104,642
Impairment of indefinite-lived intangible assets	€ 14,200	€ 80,000	€ 94,200
Number of reporting units | reporting_unit	3
Measurement Input, Royalty Savings Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Royalty savings rate, percentage	0.03		0.03
Measurement Input, Royalty Savings Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Royalty savings rate, percentage	0.04		0.04